Performance Management - CrossingBridge Ultra-Short Duration ETF	Jan. 28, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The bar chart demonstrates some of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year. The Average Annual Total Returns table also demonstrates these risks by showing how the Fund’s average annual total returns for the one year and since inception periods compare with those of a broad measure of market performance, as well as three additional indices provided to show perspective on the market for fixed income securities. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Prior to January 28, 2026, the Fund pursued a different principal investment strategy, investing primarily in shares of common stock and units of special purpose acquisitions companies (“SPACs”) that have yet to consummate a shareholder-approved merger or business combination. Updated performance information is available on the Fund’s website at www.crossingbridgefunds.com or by calling the Fund toll-free at 888-898-2780.
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart demonstrates some of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year.
Performance Additional Market Index [Text]	The Average Annual Total Returns table also demonstrates these risks by showing how the Fund’s average annual total returns for the one year and since inception periods compare with those of a broad measure of market performance, as well as three additional indices provided to show perspective on the market for fixed income securities.
Bar Chart [Heading]	Calendar Year Returns as of December 31
Bar Chart Closing [Text Block]	During the period shown in the bar chart, the best performance for a quarter was 2.21% (for the quarter ended June 30, 2025) and the worst performance was -0.21% (for the quarter ended June 30, 2022).
Highest Quarterly Return, Label [Optional Text]	best performance
Highest Quarterly Return	2.21%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	worst performance
Lowest Quarterly Return	(0.21%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns(for the periods ended December 31, 2025)
Performance Table Market Index Changed	Effective January 28, 2026, the Fund replaced its secondary benchmark index with each of the ICE BofA 0-1 Year U.S. Corporate Bond Index, ICE BofA 0-1 Year U.S. Treasury Index and ICE BofA 0-3 Year U.S. Fixed Rate Asset Backed Securities Index to reflect the changes in the Fund’s investment strategies described above.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred or other tax-advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRA”).
Performance Table Explanation after Tax Higher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax benefit to the investor.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred or other tax-advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRA”).
In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax benefit to the investor.
Performance Availability Website Address [Text]	www.crossingbridgefunds.com
Performance Availability Phone [Text]	888-898-2780